United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  December 31, 2010

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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                                                 Toth Financial Advisory Corporation
                                                              FORM 13F
                                                          December 31, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579y101      298  3455.64 SH       Sole                                    3455.64
AFLAC, Inc.                    COM              001055102     4710 83474.78 SH       Sole                                   83474.78
AT&T Corporation               COM              00206r102      327 11130.00 SH       Sole                                   11130.00
Abbott Laboratories            COM              002824100     2597 54197.00 SH       Sole                                   54197.00
Accenture LTD Cl A             COM              g1151c101      853 17590.00 SH       Sole                                   17590.00
Alliance Bankshares Corporatio COM              018535104      206 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             COM              02209s103      201  8181.00 SH       Sole                                    8181.00
American Express Company       COM              025816109      380  8852.00 SH       Sole                                    8852.00
Aqua America Inc.              COM                             392 17430.00 SH       Sole                                   17430.00
Bank America Corporation       COM              060505104      968 72531.03 SH       Sole                                   72531.03
Becton, Dickinson and Company  COM              075887109      409  4845.00 SH       Sole                                    4845.00
Bed Bath & Beyond, Inc.        COM              075896100      198  4035.00 SH       Sole                                    4035.00
CVS Corporation DEL            COM              126650100     2504 72006.00 SH       Sole                                   72006.00
Caterpillar Inc.               COM              149123101      394  4205.00 SH       Sole                                    4205.00
China Networks International   COM              G21125102        3 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      COM              171340102      923 13375.00 SH       Sole                                   13375.00
Cisco Systems, Inc.            COM              17275r102     2725 134723.00SH       Sole                                  134723.00
Citigroup, Inc.                COM              172967101      312 65959.00 SH       Sole                                   65959.00
Clorox Company                 COM              189054109     1697 26825.00 SH       Sole                                   26825.00
Coca Cola Co                   COM              191216100     2407 36603.00 SH       Sole                                   36603.00
Colgate-Palmolive              COM              194162103     3162 39337.00 SH       Sole                                   39337.00
Corning, Inc.                  COM              219350105      400 20715.00 SH       Sole                                   20715.00
Danaher Corp. Del              COM              235851102      219  4640.00 SH       Sole                                    4640.00
Ecolab Inc.                    COM                             390  7735.00 SH       Sole                                    7735.00
Equifax Inc.                   COM              294429105      744 20890.00 SH       Sole                                   20890.00
Exxon-Mobil Corporation        COM              30231G102      421  5759.00 SH       Sole                                    5759.00
Fiserv, Inc.                   COM              337738108     2171 37070.00 SH       Sole                                   37070.00
Flextronics International LTD  COM              y2573f102     1532 195215.00SH       Sole                                  195215.00
General Dynamics Corporation   COM              369550108      655  9225.00 SH       Sole                                    9225.00
General Electric Company       COM              369604103     3091 169006.64SH       Sole                                  169006.64
General Mills, Inc.            COM              370334104      849 23865.00 SH       Sole                                   23865.00
H.J. Heinz Company             COM              423074103     1569 31720.00 SH       Sole                                   31720.00
Hewlett Packard Company        COM              428236103      497 11805.00 SH       Sole                                   11805.00
Home Depot, Inc.               COM              437076102      200  5712.00 SH       Sole                                    5712.00
Hormel Foods Corporation       COM              440452100      227  4420.00 SH       Sole                                    4420.00
Intel Corporation              COM              458140100     2412 114682.77SH       Sole                                  114682.77
International Business Machine COM              459200101     4311 29376.00 SH       Sole                                   29376.00
Jabil Circut, Inc.             COM              466313103     2122 105635.00SH       Sole                                  105635.00
Johnson & Johnson              COM              478160104     4069 65790.65 SH       Sole                                   65790.65
KAT Exploration Inc.           COM                               1 20000.00 SH       Sole                                   20000.00
Kellogg                        COM              487836108      541 10592.00 SH       Sole                                   10592.00
Kimberly-Clark Corporation     COM              494368103      902 14310.00 SH       Sole                                   14310.00
Knight Transportation, Inc.    COM              499064103      473 24884.00 SH       Sole                                   24884.00
Kraft Foods, Inc. CL A         COM              50075n104      221  7012.00 SH       Sole                                    7012.00
Lincoln Elec Holdings, Inc.    COM              533900106      431  6610.00 SH       Sole                                    6610.00
Lowes Companies, Inc.          COM              548661107      407 16225.00 SH       Sole                                   16225.00
Mako Surgical Corporation      COM              560879108      646 42465.00 SH       Sole                                   42465.00
McCormick & Co., Inc.          COM              579780206      294  6310.00 SH       Sole                                    6310.00
McDonalds Corporation          COM              580135101     1135 14785.00 SH       Sole                                   14785.00
Medtronic, Inc.                COM              585055106     2985 80470.00 SH       Sole                                   80470.00
Microsoft Corporation          COM              594918104     1407 50401.00 SH       Sole                                   50401.00
Novartis                       COM              66987V109      295  5000.00 SH       Sole                                    5000.00
O'Reilly Automotive, Inc.      COM              686091109     1137 18755.00 SH       Sole                                   18755.00
Oracle Corporation             COM              68389x105     2349 75041.00 SH       Sole                                   75041.00
Patterson Companies            COM              703395103     1496 48825.00 SH       Sole                                   48825.00
Pepsico, Inc.                  COM              713448108     2580 39490.81 SH       Sole                                   39490.81
Pfizer, Inc.                   COM              717081103      727 41530.00 SH       Sole                                   41530.00
Phillip Morris International   COM              718172109      502  8574.00 SH       Sole                                    8574.00
Procter & Gamble               COM              742718109     3105 48264.00 SH       Sole                                   48264.00
Prudential Financial, Inc.     COM              744320102      436  7430.00 SH       Sole                                    7430.00
Pulse Electronics Corporation  COM                             838 157500.00SH       Sole                                  157500.00
Quest Diagnostic, Inc.         COM              74834l100      520  9633.00 SH       Sole                                    9633.00
ReGen Biologics                COM              75884M104        0 21852.00 SH       Sole                                   21852.00
Snap On, Inc.                  COM              833034101      210  3708.00 SH       Sole                                    3708.00
Stryker Corporation            COM              863667101     3642 67828.61 SH       Sole                                   67828.61
Sysco Corporation              COM              871829107     1617 55013.00 SH       Sole                                   55013.00
Target Corporation             COM              87612e106      362  6028.00 SH       Sole                                    6028.00
Wal-Mart Stores                COM              931142103     2539 47077.00 SH       Sole                                   47077.00
Walgreen Co.                   COM              931422109     2843 72983.00 SH       Sole                                   72983.00
Wells Fargo & Company New      COM              949740104      535 17272.00 SH       Sole                                   17272.00
Consumer Discretionary Secto (                  81369y407     3195 85400.00 SH       Sole                                   85400.00
Consumer Staples Sector (SPDR)                  81369Y308      951 32460.00 SH       Sole                                   32460.00
DJ Transportation Index (iShar                  464287192     3883 42059.00 SH       Sole                                   42059.00
DJ US Regional Banks Index Fun                  464288778     2336 94413.00 SH       Sole                                   94413.00
Dow Jones US Telecom (iShares)                                2186 93560.00 SH       Sole                                   93560.00
Energy Sector (SPDR)                            81369Y506      630  9235.00 SH       Sole                                    9235.00
FTSE China 25 Index (iShares)                   464287184      727 16875.00 SH       Sole                                   16875.00
Financial Sector (SPDR)                         81369y605     2226 139592.00SH       Sole                                  139592.00
Financials (ProShares Ultra)                    74347R743      842 12678.00 SH       Sole                                   12678.00
Healthcare Sector (SPDR)                        81369Y209      467 14815.00 SH       Sole                                   14815.00
IShares Global Infrastructure                   454090101      279  7965.00 SH       Sole                                    7965.00
Industrials (ProShares Ultra)                   74347R727      395  8535.00 SH       Sole                                    8535.00
Industrials Sector (SPDR)                       81369y704     3255 93334.00 SH       Sole                                   93334.00
Internet HOLDRS                                 46059w102      499  6900.00 SH       Sole                                    6900.00
KBW Insurance Index (SPDR)                      78464a789     2780 64611.00 SH       Sole                                   64611.00
MSCI BRIC Index Fund (iShares)                  464286657      577 11750.00 SH       Sole                                   11750.00
MSCI Brazil Index (iShares)                     464286400      332  4285.00 SH       Sole                                    4285.00
MSCI Canada Index (iShares)                                   1411 45525.00 SH       Sole                                   45525.00
MSCI EAFE Index (iShares)                       464287465      273  4695.00 SH       Sole                                    4695.00
MSCI Hong Kong Index (iShares)                  464286871     1149 60710.00 SH       Sole                                   60710.00
MSCI Mexico Investable Mkt Idx                                1139 18395.00 SH       Sole                                   18395.00
MSCI Pacific ex-Japan (iShares                                 369  7860.00 SH       Sole                                    7860.00
MSCI Singapore Index (iShares)                  464286673     1669 120540.00SH       Sole                                  120540.00
MSCI Taiwan Index (iShares)                     464286731     1361 87145.00 SH       Sole                                   87145.00
Materials Sector (SPDR)                         81369y100     1166 30350.00 SH       Sole                                   30350.00
Metals & Mining Sector (SPDR)                   78464A755      618  8990.00 SH       Sole                                    8990.00
Nasdaq Biotechnology Index (iS                  464287556     1521 16286.00 SH       Sole                                   16286.00
Pharmaceutical HOLDRS                           71712A206      201  3100.00 SH       Sole                                    3100.00
PowerShares Preferred                                         1857 131550.00SH       Sole                                  131550.00
Proshs Ultra basic matls Basis                  74347R776      333  6565.00 SH       Sole                                    6565.00
QQQ (ProShares Ultra)                           74347r206     3459 42481.00 SH       Sole                                   42481.00
Real Estate (ProShares Ultra)                   74347R677      669 13221.00 SH       Sole                                   13221.00
Regional Bank HOLDRS                            75902e100      651  7600.00 SH       Sole                                    7600.00
Retail HOLDRS                                   76127u101      202  1900.00 SH       Sole                                    1900.00
Russell Microcap Index (iShare                  464288869     2370 47295.00 SH       Sole                                   47295.00
S&P 500 (ProShares Ultra)                       74347r107     2745 57128.00 SH       Sole                                   57128.00
S&P 500 (SPDR)                                  78462F103      216  1720.00 SH       Sole                                    1720.00
S&P GSSI Semiconductor (iShare                  464287523      652 11704.00 SH       Sole                                   11704.00
S&P Homebuilders (SPDR)                         78464a888     1052 60500.00 SH       Sole                                   60500.00
S&P Latin America 40 Index (iS                  464287390      521  9680.00 SH       Sole                                    9680.00
S&P Retail (SPDR)                                             1682 34785.00 SH       Sole                                   34785.00
Semiconductor HOLDRS                            816636203      956 29400.00 SH       Sole                                   29400.00
Technology (ProShares Ultra)                    74347R693     1288 20320.00 SH       Sole                                   20320.00
Technology Sector (SPDR)                        81369y803     3164 125590.00SH       Sole                                  125590.00
Utilities Sector (SPDR)                         81369Y886     2019 64410.00 SH       Sole                                   64410.00
Vanguard Emerging Markets                       922042858     2883 59870.00 SH       Sole                                   59870.00
Vanguard Energy ETF                             92204a306      379  3798.00 SH       Sole                                    3798.00
Vanguard Mid-Cap Index                          922908629      409  5490.00 SH       Sole                                    5490.00
Vanguard REIT                                   922908553     3048 55049.00 SH       Sole                                   55049.00
Water Resources Portfolio (Pow                  73935x575      616 32425.00 SH       Sole                                   32425.00
iShares MSCI Germany Index                                     349 14585.00 SH       Sole                                   14585.00
iShares MSCI South Korea Index                                 971 15865.00 SH       Sole                                   15865.00
20+ Year Treasury (ProShares U                  74347R297     3379  91214.0 SH       Sole                                    91214.0
Wells Fargo PFD                                 kek746889        1    77600 SH       Sole                                      77600
American Century Equity Income                  025076100      134 18591.95 SH       Sole                                   18591.95
American Century Livestrong 20                  02507F696      209 21039.56 SH       Sole                                   21039.56
American Funds EuroPacific GR                   298706409      210  5105.12 SH       Sole                                    5105.12
Growth Fund of America - Class                  399874882     1187 39298.66 SH       Sole                                   39298.66
Growth Fund of America CL F                     399874403      398 13172.83 SH       Sole                                   13172.83
Metlife Stable Value                            000000000        0 28411.53 SH       Sole                                   28411.53
Perkins MidCap Value INV Share                  471023598      412 18243.12 SH       Sole                                   18243.12
Pimco Total Return Administrat                  693390726      187 16786.23 SH       Sole                                   16786.23
RS Global Natural Resources Fu                  74972H705      628 16707.53 SH       Sole                                   16707.53
Vanguard Wellesley Income                       921938106      259 11929.07 SH       Sole                                   11929.07
Janus Aspen Balanced Portfolio                  000000000     2089 180433.4390SH     Sole                                180433.4390
Pimco VIT Low Duration Portfol                  000000000      185 14540.5240SH      Sole                                 14540.5240
Seligman Communication and Inf                  000000000      372 27050.0610SH      Sole                                 27050.0610
AZL BlackRock Capital Apprecia                  000000000      107 10910.4962SH      Sole                                 10910.4962
Allianz Index Annuity                           000000000       11 10936.4300SH      Sole                                 10936.4300
Fixed Period Account                            000000000       23 23214.4800SH      Sole                                 23214.4800
Fidelity VIP Equity Income                      000000000       58 20373.1906SH      Sole                                 20373.1906
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       83 12823.7874SH      Sole                                 12823.7874
REPORT SUMMARY                143 DATA RECORDS              165673            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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